Prepaid expenses and accrued income (Tables)	12 Months Ended
Dec. 31, 2020
Prepaid expenses and accrued income [Abstract]
Prepaid expenses and accrued income
	As of December 31,
In CHF thousands	2020	2019
Prepaid expenses	3,954	2,788
Accrued income	1,591	1,095
Total	5,545	3,883